GOODWILL AND INTANGIBLE ASSETS (Details2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	$ 989,493,000	$ 967,735,000
Additions	397,423,000	44,698,000
(Deductions)	(409,000)	(923,000)
Impairment		(28,032,000)	(916,868,000)
Foreign Exchange Translation	(27,983,000)	6,015,000
Balance at the end of the period	1,358,524,000	989,493,000	967,735,000
Search & Applications
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	526,681,000	527,604,000
(Deductions)	(237,000)	(923,000)
Impairment			(916,868,000)
Balance at the end of the period	526,444,000	526,681,000	527,604,000
IAC Search & Media
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	526,681,000	527,604,000
(Deductions)	(237,000)	(923,000)
Impairment			(916,900,000)
Balance at the end of the period	526,444,000	526,681,000	527,604,000
Goodwill accumulated impairment losses	916,900,000	916,900,000	916,900,000
Match
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	297,974,000	253,812,000
Additions	397,115,000	37,375,000
Foreign Exchange Translation	(28,016,000)	6,787,000
Balance at the end of the period	667,073,000	297,974,000
Local
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	127,367,000	128,139,000
Additions	301,000
(Deductions)	(3,000)
Foreign Exchange Translation	33,000	(772,000)
Balance at the end of the period	127,698,000	127,367,000
HomeAdvisor
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	109,917,000	110,689,000
(Deductions)	(3,000)
Foreign Exchange Translation	33,000	(772,000)
Balance at the end of the period	109,947,000	109,917,000
CityGrid Media
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	17,450,000
Additions	301,000
Balance at the end of the period	17,751,000		17,450,000
Media
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	15,759,000	8,436,000
Additions		7,323,000
(Deductions)	(169,000)
Balance at the end of the period	15,590,000	15,759,000
Connected Ventures
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	8,436,000
(Deductions)	(169,000)
Balance at the end of the period	8,267,000		8,436,000
Goodwill accumulated impairment losses	11,600,000	11,600,000	11,600,000
DailyBurn
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Additions		7,323,000
Balance at the end of the period	7,323,000	7,323,000
Other
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	21,712,000	49,774,000
Additions	7,000
Impairment		(28,032,000)
Balance at the end of the period	21,719,000	21,712,000
Shoebuy
Balance of goodwill by reporting unit, including the changes in the carrying value of goodwill
Balance at the beginning of the period	21,712,000	49,744,000
Additions	7,000
Impairment		(28,032,000)
Balance at the end of the period	21,719,000	21,712,000
Goodwill accumulated impairment losses	$ 28,000,000	$ 28,000,000